Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2022	$ 700	$ (56)	$ 1,497,990	$ 26,999	$ 911,747	$ 2,437,380
Beginning balance, shares at Jun. 30, 2022	7,000,000
Stock issued for services	$ 112		5,599,888			$ 5,600,000
Stock issued for services, shares	1,120,000					1,120,000
Settlement of stock subscription		56	(56)
Foreign currency translation adjustment				(27,063)		(27,063)
Net loss					(1,593,394)	(1,593,394)
Balance at Jun. 30, 2023	$ 812		7,097,822	(64)	(681,647)	6,416,923
Ending balance, shares at Jun. 30, 2023	8,120,000
Foreign currency translation adjustment				(13,673)		(13,673)
Net loss					(9,312,145)	(9,312,145)
Funds raised in IPO	$ 300		7,497,342			7,497,642
Funds raised in IPO, shares	3,000,000
Share issued for conversion of debt	$ 409		3,599,591			3,600,000
Share issued for conversion of debt, shares	4,090,909
Share issued pursuant to warrants of the convertible notes	$ 489		819,599			820,088
Share issued pursuant to warrants of the convertible notes, shares	4,892,727
Share issued pursuant to underwriter’s warrants	$ 2		35			37
Share issued pursuant to underwriter's warrants, shares	19,750
Balance at Jun. 30, 2024	$ 2,012		$ 19,014,389	$ (13,737)	$ (9,993,792)	$ 9,008,872
Ending balance, shares at Jun. 30, 2024	20,123,386